Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)
Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2017	2016	2015
Current expense	$0.4	$15.1	$1.7
Deferred expense (benefit)	1.8	(1.7)	(0.3)
Total income tax expense	$2.2	$13.4	$1.4

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2017	2016	2015
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest (1)	(3.7)	(0.6)	(9.4)
Dividend received deduction (1)	(0.1)	(0.1)	(1.7)
TCJA net deferred tax asset revaluation	12.8	—	—
Capital contribution from affiliated entity impacting taxable income	—	3.7	—
Goodwill	—	0.3	—
Non deductible health insurer fee	—	0.1	1.0
Other	(0.1)	0.1	0.2
Effective income tax rate:	43.9%	38.5%	25.1%

(1)	The 2016 decrease in the deduction for tax-exempt interest and dividends received is primarily due to the significant increase in pre-tax income related to the AEB sale.

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets
Deferred acquisition costs	$0.8	$1.3
Deferred gain on disposal of business	0.5	1.8
Investments, net	0.2	0.4
Other	0.2	0.4
Total deferred tax assets (1)	1.7	3.9

Deferred tax liabilities
Net unrealized appreciation on securities	(0.7)	(1.3)
Total deferred tax liabilities (1)	(0.7)	(1.3)
Net deferred income tax assets	$1.0	$2.6

(1) 2017 reflects the reduction of deferred tax assets and liabilities following the enactment of TCJA.